Long-lived Assets - Property and Equipment (Details) (USD $)	Jan. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Property, Plant and Equipment, Gross		$ 507,939	$ 1,569,088
Less: Accumulated Depreciation		422,533	864,410
Property and Equipment, Net	16,440	85,406	704,678
Land
Property, Plant and Equipment, Gross		0	140,450
Building and Improvements
Property, Plant and Equipment, Gross		117,898	934,668
Furniture and Fixtures
Property, Plant and Equipment, Gross		23,452	47,794
Office Equipment
Property, Plant and Equipment, Gross		38,690	52,395
Lab Equipment
Property, Plant and Equipment, Gross		$ 327,899	$ 393,781